Long-term bonds (Tables)	12 Months Ended
Dec. 31, 2021
Long-term bonds
Outstanding corporate bonds, medium-term notes and debt financing instrument of the Group

													Foreign
				Initial			Balance as at					Foreign	Currency		Balance as at
		Issuance	Initial	Distribution	Effective		31 December	Issued				Exchange	Transition	Interest	31 December
Type of Instruments	Face Value	Date	Period	Rate	Rate	Issue Price	2020	Amount	Amortization	Interest	Repayment	Gain	Differences	Payable	2021
	RMB’000					RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

2016 corporate bonds (5 years)	3,000,000	June 2016	5 years	3.48%	3.48%	3,000,000	3,057,912	—	(125)	46,622	(3,104,400)	—	—	—	9
2016 corporate bonds (10 years)	1,200,000	June 2016	10 years	3.98%	3.98%	1,200,000	1,226,429	—	12	47,761	(47,760)	—	—	26,432	1,226,442
2017 medium-term notes (5 years)	5,000,000	July 2017	5 years	4.69%	4.90%	5,000,000	5,113,989	—	939	234,500	(234,500)	—	—	111,147	5,114,928
2018 corporate bonds (3 years)	1,500,000	April 2018	3 years	4.90%	4.90%	1,500,000	1,554,843	—	(70)	18,727	(1,573,500)	—	—	—	—
2018 medium-term notes (3 years)	3,000,000	May 2018	3 years	4.80%	4.91%	3,000,000	3,095,285	—	977	47,738	(3,144,000)	—	—	—	—
2018 medium-term notes (3 years)	2,000,000	July 2018	3 years	4.41%	4.56%	2,000,000	2,043,397	—	1,448	46,154	(2,088,200)	—	—	—	2,799
2018 debt financing instrument (3 years)	2,500,000	July 2018	3 years	4.68%	4.81%	2,500,000	2,549,443	—	1,524	66,033	(2,617,000)	—	—	—	—
2018 corporate bonds (10 years)	5,000,000	September 2018	10 years	5.05%	5.05%	5,000,000	5,078,194	—	30	252,500	(252,500)	—	—	78,171	5,078,224
2019 corporate bonds (10 years)	2,300,000	April 2019	10 years	4.70%	4.70%	2,300,000	2,374,934	—	14	108,100	(108,100)	—	—	74,930	2,374,948
2019 corporate bonds (3 years)	1,000,000	July 2019	3 years	3.55%	3.55%	1,000,000	1,017,142	—	17	35,501	(35,500)	—	—	17,118	1,017,160
2019 medium-term notes (3 years)	500,000	July 2019	3 years	3.55%	3.65%	500,000	507,320	—	488	17,749	(17,750)	—	—	8,073	507,807
2019 medium-term notes (5 years)	1,500,000	July 2019	5 years	3.85%	3.96%	1,500,000	1,521,142	—	1,445	57,750	(57,750)	—	—	26,264	1,522,587
2020 corporate bonds (5 years)	2,108,865	February 2020	5 years	2.25%	2.32%	2,108,865	1,963,164	40,197	2,092	42,354	(42,728)	8,520	(92,804)	16,011	1,920,795
2020 corporate bonds (10 years)	2,108,865	February 2020	10 years	2.63%	2.72%	2,108,865	1,957,722	40,196	1,643	49,415	(49,849)	8,520	(92,450)	18,679	1,915,197
2021 medium-term notes (3 years)	1,000,000	February 2021	3 years	3.45%	3.66%	1,000,000	—	1,000,000	(202)	30,814	—	—	—	30,814	1,030,612
2021 medium-term notes (3 years)	2,500,000	April 2021	3 years	3.35%	3.40%	2,500,000	—	2,500,000	(340)	59,658	—	—	—	59,658	2,559,318
2021 corporate bonds (3 years)	500,000	May 2021	3 years	3.35%	3.35%	500,000	—	500,000	2	10,187	—	—	—	10,188	510,189
2021 corporate bonds (10 years)	1,500,000	May 2021	10 years	3.97%	3.97%	1,500,000	—	1,500,000	(8)	36,220	—	—	—	36,219	1,536,212
2021 corporate bonds (3 years)	500,000	June 2021	3 years	3.33%	3.33%	500,000	—	500,000	1	9,488	—	—	—	9,488	509,489
2021 corporate bonds (10 years)	3,500,000	June 2021	10 years	3.97%	3.97%	3,500,000	—	3,500,000	(19)	79,182	—	—	—	79,182	3,579,163
2021 corporate bonds (10 years)	1,800,000	June 2021	10 years	3.99%	3.99%	1,800,000	—	1,800,000	(10)	38,172	—	—	—	38,173	1,838,162
2021 corporate bonds (3 years)	2,000,000	August 2021	3 years	2.99%	3.01%	2,000,000	—	2,000,000	(211)	22,281	—	—	—	22,282	2,022,070
2021 corporate bonds (3 years)	2,000,000	November 2021	3 years	3.07%	3.07%	2,000,000	—	2,000,000	1	6,224	—	—	—	6,224	2,006,225
2021 medium-term bonds (3 years)	300,000	December 2021	3 years	2.95%	2.95%	300,000	—	300,000	—	123	—	—	—	123	300,123

Total						48,317,730	33,060,916	15,680,393	9,648	1,363,253	(13,373,537)	17,040	(185,254)	669,176	36,572,459

													Foreign
				Initial			Balance as at					Foreign	Currency		Balance as at
		Issuance	Initial	Distribution	Effective		31 December	Issued				Exchange	Transition	Interest	31 December
Type of Instruments	Face Value	Date	Period	Rate	Rate	Issue Price	2019	Amount	Amortization	Interest	Repayment	Gain	Differences	Payable	2020
	RMB’000					RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

2016 corporate bonds (5 years)	3,000,000	June 2016	5 years	3.48%	3.48%	3,000,000	3,000,072	—	62	104,400	—	—	—	57,778	3,057,912
2016 corporate bonds (10 years)	1,200,000	June 2016	10 years	3.98%	3.98%	1,200,000	1,199,985	—	12	47,760	—	—	—	26,432	1,226,429
2017 medium-term notes (5 years)	5,000,000	July 2017	5 years	4.69%	4.90%	5,000,000	5,001,878	—	965	234,500	—	—	—	111,146	5,113,989
2017 debt financing instrument (3 years)	500,000	July 2017	3 years	4.75%	4.81%	500,000	499,846	—	154	23,750	(500,000)	—	—	—	—
2017 corporate bonds (3 years)	2,300,000	November 2017	3 years	4.99%	4.99%	2,300,000	2,299,962	—	38	114,770	(2,300,000)	—	—	—	—
2018 corporate bonds (3 years)	1,500,000	April 2018	3 years	4.90%	4.90%	1,500,000	1,500,040	—	30	73,500	—	—	—	54,773	1,554,843
2018 medium-term notes (3 years)	3,000,000	May 2018	3 years	4.80%	4.91%	3,000,000	2,996,069	—	2,953	144,000	—	—	—	96,263	3,095,285
2018 medium-term notes (3 years)	2,000,000	July 2018	3 years	4.41%	4.56%	2,000,000	2,001,342	—	9	88,200	—	—	—	42,046	2,043,397
2018 debt financing instrument (3 years)	2,500,000	July 2018	3 years	4.68%	4.81%	2,500,000	2,495,547	—	2,929	117,000	—	—	—	50,967	2,549,443
2018 corporate bonds (10 years)	5,000,000	September 2018	10 years	5.05%	5.05%	5,000,000	4,999,993	—	30	252,500	—	—	—	78,171	5,078,194
2019 corporate bonds (10 years)	2,300,000	April 2019	10 years	4.70%	4.70%	2,300,000	2,299,990	—	14	108,100	—	—	—	74,930	2,374,934
2019 corporate bonds (3 years)	1,000,000	July 2019	3 years	3.55%	3.55%	1,000,000	1,000,007	—	17	35,500	—	—	—	17,118	1,017,142
2019 medium-term notes (3 years)	500,000	July 2019	3 years	3.55%	3.65%	500,000	498,759	—	488	17,750	—	—	—	8,073	507,320
2019 medium-term notes (5 years)	1,500,000	July 2019	5 years	3.85%	3.96%	1,500,000	1,493,433	—	1,445	57,750	—	—	—	26,264	1,521,142
2020 corporate bonds (5 years)	2,108,865	February 2020	5 years	2.25%	2.32%	2,108,865	—	2,108,865	(9,456)	40,838	—	(23,160)	(129,468)	16,383	1,963,164
2020 corporate bonds (10 years)	2,108,865	February 2020	10 years	2.63%	2.72%	2,108,865	—	2,108,865	(17,629)	47,644	—	(23,160)	(129,468)	19,114	1,957,722

Total						35,517,730	31,286,923	4,217,730	(17,939)	1,507,962	(2,800,000)	(46,320)	(258,936)	679,458	33,060,916

Schedule of contractual undiscounted payments

	As at 31 December
	2021	2020

Within 1 year	8,457,746	13,791,536
After 1 year but within 2 years	1,277,140	7,225,082
After 2 years but within 5 years	16,048,337	6,213,583
After 5 years	18,405,291	10,495,622

	44,188,514	37,725,823